SHAREHOLDERS' EQUITY (Departmental Allocation of Share-Based Compensation Charge)(Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charge	[1]	$ 1,240	$ 687
Cost of revenues [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charge	[1]	67	42
Research and development, net [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charge	[1]	242	239
Sales and marketing, net [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charge	[1]	272	51
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share-based compensation charge	[1]	$ 659	$ 355

[1]	Including $778 and $214 of compensation cost related to RSUs for the six month periods ended June 30, 2017 and 2016, respectively.